Business Combinations - Schedule of Number of Shares of the Company’s Common Stock Outstanding (Details)	Jul. 10, 2023 shares
Schedule of Number of Shares of the Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	57,036,094
Marti Delaware Shares, Prior to Conversion [Member]
Schedule of Number of Shares of the Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	44,356,328
New Shares to Marti Co-founders and Board Members [Member]
Schedule of Number of Shares of the Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	8,641,503
New Shares to Galata Founder Shares [Member]
Schedule of Number of Shares of the Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	3,593,750
New Shares to Galata Public Stockholders [Member]
Schedule of Number of Shares of the Company’s Common Stock Outstanding [Line Items]
Total shares outstanding	624,513